Annual Total Returns[BarChart] - PIMCO RAFI Dynamic Multi-Factor US Equity ETF - PIMCO RAFI Dynamic Multi-Factor US Equity ETF	2018	2019	2020
Total	(6.59%)	26.25%	10.55%